Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
October 31, 2021
SRE-NPRT1-1221
1.924315.110
Common Stocks - 15.5%
	Shares	Value ($)
FINANCIALS - 1.8%
Mortgage Real Estate Investment Trusts - 1.8%
BrightSpire Capital, Inc.	25,140	246,623
Broadmark Realty Capital, Inc.	101,700	1,049,544
Chimera Investment Corp.	54,700	853,867
Dynex Capital, Inc.	63,166	1,105,405
Great Ajax Corp.	281,246	3,982,443
MFA Financial, Inc.	1,503,900	6,782,589
New Residential Investment Corp.	384,300	4,365,648
Redwood Trust, Inc.	37,800	512,568
		18,898,687
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)	24,200	240,548
REAL ESTATE - 13.7%
Equity Real Estate Investment Trusts (REITs) - 13.7%
Acadia Realty Trust (SBI)	121,800	2,604,084
American Homes 4 Rent Class A	72,400	2,939,440
American Tower Corp.	73,600	20,752,988
Apartment Income (REIT) Corp.	53,024	2,842,617
AvalonBay Communities, Inc.	9,200	2,177,456
Crown Castle International Corp.	41,900	7,554,570
Digital Realty Trust, Inc.	40,100	6,328,181
Digitalbridge Group, Inc. (a)	313,799	2,102,453
Douglas Emmett, Inc.	49,800	1,627,464
Easterly Government Properties, Inc.	92,100	1,936,863
Equinix, Inc.	7,700	6,445,439
Equity Lifestyle Properties, Inc.	224,200	18,947,142
Extra Space Storage, Inc.	6,400	1,263,168
Farmland Partners, Inc.	244,304	2,745,977
Gaming & Leisure Properties	49,104	2,381,053
Healthcare Trust of America, Inc.	90,350	3,016,787
Invitation Homes, Inc.	34,600	1,427,250
iStar Financial, Inc.	369,687	9,330,900
Lamar Advertising Co. Class A	25,100	2,841,320
Lexington Corporate Properties Trust	603,422	8,791,859
Mid-America Apartment Communities, Inc.	63,914	13,051,878
Monmouth Real Estate Investment Corp. Class A	183,495	3,458,881
NexPoint Residential Trust, Inc.	16,100	1,140,202
Public Storage	5,500	1,826,990
Retail Value, Inc.	24,066	150,653
Sabra Health Care REIT, Inc.	142,800	2,020,620
SITE Centers Corp.	146,700	2,331,063
Terreno Realty Corp.	28,480	2,082,742
UMH Properties, Inc.	37,800	904,932
Ventas, Inc.	73,655	3,930,967
Washington REIT (SBI)	96,200	2,438,670
Weyerhaeuser Co.	13,700	489,364
		141,883,973
TOTAL COMMON STOCKS (Cost $101,124,708)		161,023,208

Preferred Stocks - 33.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.7%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	310,550	8,260,630
Ready Capital Corp. 7.00%	73,475	1,961,048
		10,221,678
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	419,769
Lexington Corporate Properties Trust Series C, 6.50%	71,519	4,505,687
RLJ Lodging Trust Series A, 1.95% (a)	38,950	1,125,655
Wheeler REIT, Inc. 8.75% (a)	1,972	32,032
		6,083,143
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (a)(b)(c)	57,650	1,453,362

TOTAL REAL ESTATE		7,536,505

TOTAL CONVERTIBLE PREFERRED STOCKS		17,758,183
Nonconvertible Preferred Stocks - 31.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Partners LP:
7.95%(b)	36,975	931,400
Series B, 7.875%(b)	34,150	859,897
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(b)(c)	99,425	2,355,378
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(b)(c)	19,600	438,648
Energy Transfer LP 7.60% (b)	100,525	2,561,377
Global Partners LP:
9.75%(b)	1,825	47,341
Series B, 9.50%	12,200	322,934
		7,516,975
FINANCIALS - 20.4%
Mortgage Real Estate Investment Trusts - 20.4%
Acres Commercial Realty Corp. 8.625% (b)	16,193	420,208
AG Mortgage Investment Trust, Inc.:
8.00%	144,509	3,679,199
8.25%	1,725	44,643
Series C, 8.00%(b)	103,493	2,626,652
AGNC Investment Corp.:
6.125%(b)	144,800	3,667,784
6.875%(b)	130,650	3,347,253
Series C, 7.00%(b)	319,899	8,119,037
Series E, 6.50%(b)	380,250	9,852,278
Annaly Capital Management, Inc.:
6.75%(b)	163,400	4,289,250
Series F, 6.95%(b)	515,600	13,065,304
Series G, 6.50%(b)	235,110	5,971,794
Arbor Realty Trust, Inc.:
Series D, 6.375%	13,800	347,484
Series F, 6.25%(a)(b)	20,000	504,000
Arlington Asset Investment Corp. 8.25% (b)	22,175	562,001
Armour Residential REIT, Inc. Series C 7.00%	16,500	427,020
Cherry Hill Mortgage Investment Corp.:
8.25%(b)	56,575	1,438,702
Series A, 8.20%	64,250	1,648,013
Chimera Investment Corp.:
8.00%(b)	230,700	5,926,683
Series A, 8.00%	38,500	977,130
Series B, 8.00%(b)	472,958	12,171,574
Series C, 7.75%(b)	333,766	8,574,449
Dynex Capital, Inc. Series C 6.90% (b)	173,400	4,482,390
Ellington Financial LLC 6.75% (b)	153,222	4,080,302
Franklin BSP Realty Trust, Inc. 7.50% (a)	132,416	3,335,559
Invesco Mortgage Capital, Inc.:
7.50%(b)	485,181	12,415,782
Series B, 7.75%(b)	301,379	7,655,027
MFA Financial, Inc.:
6.50%(b)	415,300	9,967,200
Series B, 7.50%	195,649	4,961,659
New Residential Investment Corp.:
7.125%(b)	427,786	10,716,039
Series A, 7.50%(b)	415,696	10,610,308
Series C, 6.375%(b)	129,446	3,036,803
Series D, 7.00%(b)	82,900	2,089,080
New York Mortgage Trust, Inc.:
Series B, 7.75%	81,977	2,080,986
Series D, 8.00%(b)	78,000	2,035,800
PennyMac Mortgage Investment Trust:
6.75%(a)	38,700	979,110
8.125%(b)	106,075	2,812,048
Series B, 8.00%(b)	276,005	7,274,112
Ready Capital Corp.:
5.75%	120,000	3,051,600
6.50%	5,600	140,000
Series C, 6.20%	136,450	3,520,410
Two Harbors Investment Corp.:
Series A, 8.125%(b)	292,032	7,727,167
Series B, 7.625%(b)	503,172	12,956,679
Series C, 7.25%(b)	312,649	7,825,604
		211,414,123
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	151,937

TOTAL FINANCIALS		211,566,060

REAL ESTATE - 10.6%
Equity Real Estate Investment Trusts (REITs) - 10.5%
Agree Realty Corp. 4.375%	38,700	955,890
American Finance Trust, Inc.:
7.50%	193,698	5,177,548
Series C 7.375%	205,000	5,430,450
American Homes 4 Rent:
6.25%	18,925	511,921
Series F, 5.875%	47,683	1,234,513
Series G, 5.875%	37,050	965,894
Armada Hoffler Properties, Inc. 6.75%	33,250	920,028
Ashford Hospitality Trust, Inc.:
Series D, 8.45%(a)	50,274	1,453,924
Series F, 7.375%(a)	66,735	1,789,966
Series G, 7.375%(a)	34,229	917,337
Series H, 7.50%(a)	35,575	962,304
Series I, 7.50%(a)	58,911	1,598,255
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%	44,175	1,118,953
Series D, 7.125%	31,900	808,984
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	933,609
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	1,047,548
Series C, 6.50%	53,500	1,376,020
Centerspace Series C, 6.625%	57,700	1,517,510
City Office REIT, Inc. Series A, 6.625%	27,525	696,658
CTO Realty Growth, Inc. 6.375%	20,000	517,000
DiamondRock Hospitality Co. 8.25%	34,900	991,160
Digitalbridge Group, Inc.:
Series H, 7.125%	318,173	8,097,503
Series I, 7.15%	285,785	7,416,121
Series J, 7.15%	345,049	9,054,086
Gladstone Commercial Corp.:
6.625%	41,125	1,102,973
Series G, 6.00%	81,700	2,226,325
Gladstone Land Corp. Series D, 5.00%	60,000	1,561,200
Global Medical REIT, Inc. Series A, 7.50%	27,461	724,970
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,440,248
Series B 6.875%	47,200	1,309,800
Healthcare Trust, Inc.:
7.125%(a)	48,000	1,204,800
Series A 7.375%	33,000	832,920
Hersha Hospitality Trust:
Series C, 6.875%	550	13,613
Series D, 6.50%	42,250	1,028,365
iStar Financial, Inc.:
Series D, 8.00%	76,856	1,972,125
Series G, 7.65%	145,700	3,718,264
Series I, 7.50%	303,323	7,734,737
Monmouth Real Estate Investment Corp. Series C, 6.125%	99,636	2,539,712
National Storage Affiliates Trust Series A, 6.00%	12,325	329,571
Pebblebrook Hotel Trust:
6.30%	53,702	1,345,235
6.375%	55,192	1,386,147
Series H, 5.70%	104,200	2,710,242
Pennsylvania (REIT):
Series B, 7.375%(a)	56,533	738,604
Series C, 7.20%(a)	9,575	128,305
Series D, 6.875%(a)	27,400	326,331
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	803,950
Prologis (REIT), Inc. Series Q, 8.54%	16,850	1,175,288
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,303,500
Series C, 5.625%	11,775	311,449
Saul Centers, Inc.:
Series D, 6.125%	15,958	421,291
Series E, 6.00%	13,475	363,286
Seritage Growth Properties Series A, 7.00%	1,050	25,200
SITE Centers Corp. 6.375%	15,100	397,130
Sotherly Hotels, Inc.:
Series B, 8.00%(a)	12,750	183,983
Series C, 7.875%(a)	19,300	277,725
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	430,619
Summit Hotel Properties, Inc.:
Series E, 6.25%	52,384	1,390,271
Series F, 5.875%	61,000	1,571,970
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	523,000
Series I, 5.70%	21,471	548,584
UMH Properties, Inc.:
Series C, 6.75%	78,695	2,059,157
Series D, 6.375%	49,775	1,304,105
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,342,883
Series K 5.875%	28,775	767,142
Vornado Realty Trust Series O, 4.45%	55,300	1,379,182
		108,447,384
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75%	7,000	170,800
6.50%	5,875	151,046
Landmark Infrastructure Partners LP Series B, 7.90%	22,125	553,789
		875,635
TOTAL REAL ESTATE		109,323,019

TOTAL NONCONVERTIBLE PREFERRED STOCKS		328,406,054
TOTAL PREFERRED STOCKS (Cost $319,967,266)		346,164,237

Corporate Bonds - 21.1%
	Principal Amount (d)	Value ($)
Convertible Bonds - 6.3%
FINANCIALS - 5.9%
Mortgage Real Estate Investment Trusts - 5.9%
Arbor Realty Trust, Inc. 4.75% 11/1/22	4,274,000	4,969,520
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	1,644,000	1,697,430
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22(e)	2,696,000	2,674,503
6.375% 10/1/23	1,901,000	1,901,000
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	4,821,000	5,156,904
MFA Financial, Inc. 6.25% 6/15/24	4,363,000	4,482,983
New York Mortgage Trust, Inc. 6.25% 1/15/22	28,000	28,000
PennyMac Corp.:
5.5% 11/1/24	7,066,000	7,216,153
5.5% 3/15/26(e)	250,000	257,500
Redwood Trust, Inc.:
4.75% 8/15/23	3,555,000	3,626,100
5.625% 7/15/24	12,460,000	12,943,448
RWT Holdings, Inc. 5.75% 10/1/25	11,771,000	12,094,703
Two Harbors Investment Corp. 6.25% 1/15/26	3,400,000	3,502,000
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	701,000	697,508
		61,247,752
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Digitalbridge Group, Inc. 5% 4/15/23	3,687,000	3,798,287

Real Estate Management & Development - 0.0%
CBL & Associates HoldCo II LLC 7% 11/15/28 (f)	231,097	231,097

TOTAL REAL ESTATE		4,029,384

TOTAL CONVERTIBLE BONDS		65,277,136
Nonconvertible Bonds - 14.8%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(e)	1,275,000	1,304,166
7.75% 4/15/28(e)	4,000,000	4,141,820
		5,445,986
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (e)	1,000,000	994,880
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	475,364
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (e)	1,000,000	1,000,000
Times Square Hotel Trust 8.528% 8/1/26 (e)	1,415,812	1,518,619
		3,988,863
Household Durables - 1.6%
Adams Homes, Inc. 7.5% 2/15/25 (e)	1,550,000	1,615,875
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(e)	605,000	599,706
4.625% 4/1/30(e)	605,000	594,413
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(e)	255,000	255,525
6.25% 9/15/27(e)	1,467,000	1,527,514
Century Communities, Inc.:
3.875% 8/15/29(e)	1,930,000	1,923,361
6.75% 6/1/27	1,770,000	1,879,386
LGI Homes, Inc. 4% 7/15/29 (e)	2,110,000	2,051,975
M/I Homes, Inc. 3.95% 2/15/30 (e)	1,500,000	1,481,250
New Home Co., Inc. 7.25% 10/15/25 (e)	1,495,000	1,543,588
Picasso Finance Sub, Inc. 6.125% 6/15/25 (e)	648,000	682,020
TRI Pointe Homes, Inc. 5.25% 6/1/27	2,042,000	2,203,216
		16,357,829
TOTAL CONSUMER DISCRETIONARY		20,346,692

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC:
6.75% 2/7/25(e)	1,250,000	1,279,688
8.5% 10/30/25(e)	305,000	315,675
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,045,000	2,131,913
		3,727,276
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,879,279

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	7,341,855

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (e)	750,000	775,313

REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 8.0%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (e)	2,600,000	2,600,000
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	2,244,948
CBL & Associates LP:
4.6% 10/15/24(g)	3,930,000	3,065,400
5.25% 12/1/23(g)	3,629,000	2,758,040
5.95% 12/15/26(g)	2,551,000	1,938,760
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (e)	2,135,000	2,167,025
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (e)	925,000	914,223
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,634,611
iStar Financial, Inc.:
4.25% 8/1/25	3,200,000	3,280,000
4.75% 10/1/24	7,120,000	7,522,280
5.5% 2/15/26	3,015,000	3,131,831
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,592,595
5% 10/15/27	4,237,000	4,456,265
Office Properties Income Trust:
4.25% 5/15/24	946,000	997,693
4.5% 2/1/25	3,695,000	3,929,678
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	533,504
4.75% 1/15/28	1,616,000	1,801,358
4.95% 4/1/24	659,000	710,541
5.25% 1/15/26	22,000	24,721
RLJ Lodging Trust LP:
3.75% 7/1/26(e)	1,000,000	1,010,000
4% 9/15/29(e)	2,245,000	2,240,622
Senior Housing Properties Trust:
4.75% 5/1/24	8,480,000	8,745,000
4.75% 2/15/28	5,067,000	5,039,942
9.75% 6/15/25	2,000,000	2,172,500
Service Properties Trust:
4.65% 3/15/24	1,556,000	1,569,615
5% 8/15/22	859,000	863,295
7.5% 9/15/25	1,480,000	1,637,908
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (e)	4,000,000	4,046,340
Uniti Group, Inc.:
6% 1/15/30(e)	1,040,000	1,027,000
7.875% 2/15/25(e)	1,000,000	1,051,700
VEREIT Operating Partnership LP:
3.1% 12/15/29	1,000,000	1,061,527
4.6% 2/6/24	1,757,000	1,876,937
4.875% 6/1/26	1,593,000	1,803,991
VICI Properties, Inc. 4.625% 12/1/29 (e)	1,095,000	1,168,228
WP Carey, Inc.:
4% 2/1/25	422,000	454,402
4.25% 10/1/26	459,000	510,225
XHR LP 6.375% 8/15/25 (e)	750,000	791,250
		83,373,955
Real Estate Management & Development - 3.0%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (e)	875,000	934,063
Five Point Operation Co. LP 7.875% 11/15/25 (e)	3,734,000	3,885,227
Forestar Group, Inc. 3.85% 5/15/26 (e)	1,000,000	999,990
Greystar Real Estate Partners 5.75% 12/1/25 (e)	3,430,000	3,485,738
Howard Hughes Corp.:
4.125% 2/1/29(e)	3,000,000	3,003,030
5.375% 8/1/28(e)	1,345,000	1,410,569
Kennedy-Wilson, Inc.:
4.75% 3/1/29	4,000,000	4,080,000
4.75% 2/1/30	3,000,000	3,018,750
Mattamy Group Corp. 5.25% 12/15/27 (e)	2,855,000	2,969,200
Mid-America Apartments LP 3.75% 6/15/24	356,000	378,574
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (e)	2,500,000	2,590,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27(e)	202,000	225,988
6.625% 7/15/27(e)	1,427,000	1,503,701
Washington Prime Group LP 6.45% 8/15/24 (g)	5,316,000	2,392,200
		30,877,655
TOTAL REAL ESTATE		114,251,610

TOTAL NONCONVERTIBLE BONDS		153,768,011
TOTAL CORPORATE BONDS (Cost $213,564,832)		219,045,147

Asset-Backed Securities - 2.9%
	Principal Amount (d)	Value ($)
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	1,841,000	2,017,016
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (e)	1,624,000	1,799,570
Class XS, 0% 10/17/52 (b)(e)(f)(h)	905,619	9
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.74% 3/15/38 (b)(c)(e)	250,000	250,514
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,212,938
Series 2002-2 Class M2, 9.163% 3/1/33	1,520,754	1,451,051
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (e)	1,005,000	998,248
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (e)	1,000,000	996,756
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (e)	1,250,000	1,237,305
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (e)	500,000	491,711
FRTKL Series 2021-SFR1:
Class F, 3.171% 9/17/38 (e)	500,000	492,067
Class G, 4.105% 9/17/38 (e)	500,000	492,436
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0356% 2/22/36 (b)(c)(e)	358,000	357,385
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	4,255	4,428
Series 1997-3 Class M1, 7.53% 3/15/28	34,946	35,592
Home Partners of America Trust:
Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 3.625% 7/17/34 (b)(c)(e)	2,115,000	2,118,972
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.436% 7/17/37 (b)(c)(e)	604,000	604,000
Series 2021-1 Class F, 3.325% 9/17/41 (e)	494,902	488,045
Series 2021-2 Class G, 4.505% 12/17/26 (e)	1,000,000	999,961
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,789,447	1,345,603
Progress Residential Trust:
Series 2019-SFR4 Class F, 3.684% 10/17/36 (e)	1,000,000	1,011,082
Series 2020-SFR1 Class H, 5.268% 4/17/37 (e)	588,000	600,226
Series 2021-SFR2 Class H, 4.998% 4/19/38 (e)	1,533,000	1,516,258
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (e)	1,449,000	1,436,623
Class G, 4.003% 7/17/38 (e)	749,000	749,746
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (e)	934,000	919,847
Class G, 4.005% 10/17/38 (e)	2,351,000	2,352,079
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (e)	1,632,000	1,631,580
Series 2017-SFR2 Class F, 5.104% 1/17/36 (e)	628,000	643,708
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (e)	2,044,000	2,067,311
TOTAL ASSET-BACKED SECURITIES (Cost $30,416,974)		30,322,067

Commercial Mortgage Securities - 21.0%
	Principal Amount (d)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.09% 4/15/34 (b)(c)(e)	616,000	615,234
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.19% 4/15/35 (b)(c)(e)	905,000	872,149
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.84% 9/15/38 (b)(c)(e)	1,000,000	999,997
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (e)	625,000	590,674
Series 2017-BNK8 Class E, 2.8% 11/15/50 (e)	1,848,000	1,322,137
Series 2018-BN12 Class D, 3% 5/15/61 (e)	318,000	273,882
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.724% 6/15/38 (b)(c)(e)	1,000,000	993,082
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(e)	573,000	536,791
Class 225E, 3.2943% 12/15/62 (b)(e)	859,000	758,671
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(e)	2,058,000	2,007,181
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.028% 8/15/36 (b)(c)(e)	1,050,000	1,049,023
BLOX Trust floater Series 2021-BLOX Class E, 1 month U.S. LIBOR + 2.500% 2.59% 9/15/26 (b)(c)(e)	500,000	500,066
BPR Trust floater Series 2021-TY:
Class E, 1 month U.S. LIBOR + 3.600% 3.684% 9/15/38 (b)(c)(e)	500,000	500,314
Class F, 1 month U.S. LIBOR + 4.200% 4.284% 9/15/38 (b)(c)(e)	294,000	294,176
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 2.941% 8/15/38 (b)(c)(e)	250,000	249,374
Class G, 1 month U.S. LIBOR + 3.850% 3.941% 8/15/38 (b)(c)(e)	250,000	249,374
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 2.5611% 3/15/37 (b)(c)(e)	2,000,000	1,995,092
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.59% 12/15/36 (b)(c)(e)	842,498	838,274
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.34% 11/15/32 (b)(c)(e)	862,083	867,528
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 2.7221% 10/15/36 (b)(c)(e)	2,570,000	2,570,000
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0423% 5/15/38 (b)(c)(e)	3,499,000	3,516,529
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(e)	1,505,000	1,524,035
Class E, 3.5488% 3/11/44 (b)(e)	968,000	939,359
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/35 (b)(c)(e)	1,190,700	1,187,710
Class H, 1 month U.S. LIBOR + 3.000% 3.09% 11/15/35 (b)(c)(e)	1,157,800	1,161,758
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3266% 10/15/36 (b)(c)(e)	1,000,000	982,447
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.69% 4/15/34 (b)(c)(e)	819,000	806,683
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 2.74% 10/15/36 (b)(c)(e)	1,592,900	1,588,935
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.044% 10/15/36 (b)(c)(e)	1,000,000	990,297
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 3.2221% 10/15/36 (b)(c)(e)	2,412,000	2,401,429
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.027% 9/15/34 (b)(c)(e)	250,000	248,699
Series 2021-SOAR Class G, 2.89% 6/15/38 (b)(e)	1,000,000	996,238
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.4903% 9/15/36 (b)(c)(e)	1,491,000	1,489,209
Class G, 1 month U.S. LIBOR + 2.850% 2.9403% 9/15/36 (b)(c)(e)	2,793,000	2,773,752
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 3.99% 10/15/36 (b)(c)(e)	6,372,000	6,340,241
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.293% 10/15/23 (b)(c)(e)	1,558,000	1,543,409
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(e)	4,624,000	4,638,331
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(e)	651,000	615,092
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.34% 12/15/37 (b)(c)(e)	1,021,000	1,018,422
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (e)	2,226,000	1,800,500
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.34% 7/15/30 (b)(c)(e)	69,000	66,773
Class E, 1 month U.S. LIBOR + 3.870% 3.9615% 7/15/30 (b)(c)(e)	1,229,000	1,157,234
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.6982% 6/15/34 (b)(c)(e)	992,754	935,317
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1788% 9/10/46 (b)(e)	2,496,000	2,487,836
Series 2016-C3 Class D, 3% 11/15/49 (e)	2,990,000	2,400,457
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.14% 9/15/33 (b)(c)(e)	735,000	668,539
Class G, 1 month U.S. LIBOR + 5.050% 5.1463% 9/15/33 (b)(c)(e)	735,000	634,886
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	1,299,000	1,015,520
Series 2012-CR1:
Class C, 5.3863% 5/15/45 (b)	3,011,000	2,924,900
Class D, 5.3863% 5/15/45 (b)(e)	1,917,000	1,707,617
Class G, 2.462% 5/15/45 (e)(f)	1,133,000	427,978
Series 2012-LC4 Class C, 5.6066% 12/10/44 (b)	802,000	754,746
Series 2013-CR10 Class D, 4.9001% 8/10/46 (b)(e)	1,756,000	1,794,541
Series 2013-LC6 Class D, 4.2931% 1/10/46 (b)(e)	2,732,000	2,714,451
Series 2014-UBS2 Class D, 5.004% 3/10/47 (b)(e)	537,000	534,709
Series 2017-CD4 Class D, 3.3% 5/10/50 (e)	1,192,000	1,106,702
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (e)	31,000	28,934
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8306% 8/15/45 (b)(e)	836,000	804,989
Class F, 4.25% 8/15/45 (e)	783,000	590,132
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3071% 6/15/34 (c)(e)	1,000,000	994,986
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.74% 5/15/36 (b)(c)(e)	3,233,000	3,231,061
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.69% 1/15/34 (b)(c)(e)	1,144,000	1,130,775
Series 2020-NET:
Class E, 3.7042% 8/15/37 (b)(e)	500,000	512,526
Class F, 3.7042% 8/15/37 (b)(e)	1,057,000	1,065,109
CRSNT Trust floater Series 2021-MOON Class E, 1 month U.S. LIBOR + 2.550% 2.65% 4/15/36 (b)(c)(e)	1,000,000	1,000,418
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4821% 6/15/50 (b)(e)	1,766,000	1,584,502
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(e)	1,287,000	1,260,800
Series 2017-CX9 Class D, 4.1441% 9/15/50 (b)(e)	461,000	404,111
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.600% 4.69% 7/15/32 (b)(c)(e)	2,493,000	2,361,816
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(e)	2,168,000	2,205,997
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6343% 10/15/51 (b)	1,000,000	1,063,670
DBUBS Mortgage Trust:
Series 2011-LC1A Class G, 4.652% 11/10/46 (e)	2,778,000	2,699,353
Series 2011-LC3A Class D, 5.3656% 8/10/44 (b)(e)	728,000	713,440
Extended Stay America Trust floater Series 2021-ESH:
Class E, 1 month U.S. LIBOR + 2.850% 2.941% 7/15/38 (b)(c)(e)	1,301,230	1,307,753
Class F, 1 month U.S. LIBOR + 3.700% 3.791% 7/15/38 (b)(c)(e)	3,266,009	3,282,378
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0356% 11/21/35 (b)(c)(e)	1,500,000	1,498,023
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.69% 7/15/35 (b)(c)(e)	669,000	601,448
Series 2011-GC5:
Class C, 5.1587% 8/10/44 (b)(e)(f)	101,000	86,103
Class D, 5.1587% 8/10/44 (b)(e)	759,236	364,433
Class E, 5.1587% 8/10/44 (b)(e)(f)	848,000	86,920
Class F, 4.5% 8/10/44 (e)(f)	677,000	15,233
Series 2012-GC6:
Class C, 5.8439% 1/10/45 (b)(e)	2,440,000	2,441,219
Class D, 5.8439% 1/10/45 (b)(e)	1,891,000	1,886,901
Class E, 5% 1/10/45 (b)(e)	2,889,000	2,513,812
Series 2012-GCJ9:
Class D, 4.7377% 11/10/45 (b)(e)	1,569,000	1,580,797
Class E, 4.7377% 11/10/45 (b)(e)	355,000	314,738
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (b)(e)	3,292,000	3,347,668
Class F, 3.5% 11/10/46 (e)	1,510,000	1,092,848
Series 2016-GS2 Class D, 2.753% 5/10/49 (e)	1,964,000	1,834,566
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.7856% 11/21/35 (b)(c)(e)	5,000,000	5,047,823
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(e)	2,515,000	2,492,563
Series 2016-SFP Class F, 6.1552% 11/5/35 (e)	3,277,000	3,283,864
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (b)(e)	1,693,000	1,699,020
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9403% 6/15/34 (b)(c)(e)	467,531	466,037
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (e)	504,000	494,697
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (e)	1,624,000	1,417,622
Series 2014-C26 Class D, 3.8784% 1/15/48 (b)(e)	602,000	586,264
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.417% 12/15/49 (b)(e)	1,924,000	1,647,711
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0787% 12/15/49 (b)(e)	1,308,000	1,160,641
Series 2018-C8 Class D, 3.2422% 6/15/51 (b)(e)	302,000	260,406
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 3.09% 6/15/35 (b)(c)(e)	15,200	15,191
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (b)(e)	500,000	447,667
Series 2011-C3:
Class E, 5.5232% 2/15/46 (b)(e)	3,467,000	1,341,430
Class G, 4.409% 2/15/46 (b)(e)(f)	1,680,000	179,120
Class H, 4.409% 2/15/46 (b)(e)(f)	1,320,000	38,808
Series 2011-C4 Class E, 5.5272% 7/15/46 (b)(e)	1,390,000	1,414,394
Series 2012-CBX:
Class C, 4.8801% 6/15/45 (b)	1,291,000	1,247,871
Class E, 4.8801% 6/15/45 (b)(e)(f)	1,078,000	474,320
Class G 4% 6/15/45 (e)(f)	805,000	72,258
Series 2013-LC11:
Class D, 4.1645% 4/15/46 (b)	1,316,000	1,048,264
Class F, 3.25% 4/15/46 (b)(e)(f)	482,000	260,626
Series 2014-DSTY Class E, 3.8046% 6/10/27 (b)(e)	924,000	18,480
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(e)	961,000	962,051
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (e)	1,406,000	1,387,831
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.041% 3/15/38 (b)(c)(e)	2,848,000	2,846,286
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 4.45% 11/15/26 (b)(c)(e)	5,870,000	5,870,000
Merit floater Series 2021-STOR:
Class F, 1 month U.S. LIBOR + 2.200% 2.29% 7/15/38 (b)(c)(e)	250,000	250,000
Class G, 1 month U.S. LIBOR + 2.750% 2.84% 7/15/38 (b)(c)(e)	250,000	249,373
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.6912% 4/15/38 (b)(c)(e)	1,000,000	1,000,625
Class G, 1 month U.S. LIBOR + 3.200% 3.2912% 4/15/38 (b)(c)(e)	846,000	847,060
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6012% 11/15/45 (b)(e)	2,000,000	1,995,218
Series 2012-C6, Class F, 4.6012% 11/15/45 (b)(e)(f)	1,000,000	810,386
Series 2013-C12 Class D, 4.7627% 10/15/46 (b)(e)	1,500,000	1,419,827
Series 2013-C13:
Class D, 4.8972% 11/15/46 (b)(e)	2,994,000	2,870,603
Class E, 4.8972% 11/15/46 (b)(e)	659,000	541,556
Series 2013-C9 Class C, 4.0213% 5/15/46 (b)	625,000	638,792
Series 2016-C30 Class D, 3% 9/15/49 (e)	522,000	397,290
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	51,886	52,308
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(e)	1,825,285	1,780,576
Class F, 5.2113% 6/15/44 (b)(e)(f)	1,467,000	1,043,475
Class XB, 0.4276% 6/15/44 (b)(e)(h)	24,232,738	94,852
Series 2011-C3:
Class C, 5.0906% 7/15/49 (b)(e)	817,268	816,542
Class D, 5.0906% 7/15/49 (b)(e)	83,000	80,641
Class E, 5.0906% 7/15/49 (b)(e)(f)	652,000	533,700
Class F, 5.0906% 7/15/49 (b)(e)(f)	636,000	422,827
Class G, 5.0906% 7/15/49 (b)(e)	979,600	442,737
Series 2012-C4 Class D, 5.3664% 3/15/45 (b)(e)	1,640,000	1,554,818
Series 2015-MS1 Class D, 4.0312% 5/15/48 (b)(e)	2,045,000	1,908,743
Series 2015-UBS8 Class D, 3.18% 12/15/48 (e)	642,000	526,809
Series 2016-BNK2 Class C, 3% 11/15/49 (e)	2,346,000	2,056,067
Motel 6 Trust floater Series 2021-MTL6:
Class E, 1 month U.S. LIBOR + 2.700% 2.7903% 9/15/38 (b)(c)(e)	980,000	980,308
Class F, 1 month U.S. LIBOR + 3.550% 3.6403% 9/15/38 (b)(c)(e)	1,334,000	1,334,420
Class G, 1 month U.S. LIBOR + 4.700% 4.7903% 9/15/38 (b)(c)(e)	1,310,000	1,310,412
Class H, 1 month U.S. LIBOR + 6.000% 6.0903% 9/15/38 (b)(c)(e)	714,000	717,416
MRCD Mortgage Trust Series 2019-PARK Class J, 4.25% 12/15/36 (e)	2,716,000	2,620,012
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(e)	1,000,000	939,916
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8403% 6/15/35 (b)(c)(e)	315,000	300,395
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8403% 6/15/35 (b)(c)(e)	113,725	106,329
Series 2019-1776 Class F, 4.2988% 10/15/36 (e)	1,894,500	1,861,828
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 2.498% 10/15/36 (b)(c)(e)	500,000	497,640
Class J, 1 month U.S. LIBOR + 3.340% 3.446% 10/15/36 (b)(c)(e)	500,000	499,690
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 2.691% 7/15/38 (b)(c)(e)	500,000	500,365
Class G, 1 month U.S. LIBOR + 4.350% 4.441% 7/15/38 (b)(c)(e)	500,000	500,732
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (e)	250,000	232,588
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (e)	1,000,000	1,006,784
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	935,427	1,051,973
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 2.9893% 3/25/34 (b)(c)(e)	599,000	572,732
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(e)	2,000,000	1,859,638
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 2.014% 7/15/36 (b)(c)(e)	500,000	496,893
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.3658% 10/15/38 (b)(c)(e)	2,573,000	2,545,492
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 2.44% 6/15/26 (b)(c)(e)	1,386,000	1,380,720
Class G, 1 month U.S. LIBOR + 3.850% 3.94% 6/15/26 (b)(c)(e)	1,176,000	1,175,997
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5358% 5/10/45 (b)(e)	492,000	465,555
Class E, 5% 5/10/45 (b)(e)(f)	1,236,000	585,892
Class F, 5% 5/10/45 (b)(e)	399,000	58,392
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(e)	1,817,000	1,366,609
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.3094% 1/10/45 (b)(e)	9,580	9,575
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7569% 10/15/45 (b)(e)	637,000	646,369
Class E, 4.7569% 10/15/45 (b)(e)	1,539,000	1,516,083
Class F, 4.7569% 10/15/45 (b)(e)	774,000	669,063
Series 2016-BNK1 Class D, 3% 8/15/49 (e)	1,260,000	884,099
Series 2016-NXS6 Class D, 3.059% 11/15/49 (e)	963,000	813,526
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 4.8868% 6/15/44 (b)(f)	45,000	3,221
Series 2011-C3:
Class D, 5.4246% 3/15/44 (b)(e)	3,141,502	1,530,540
Class E, 5% 3/15/44 (e)	34,000	2,210
Series 2011-C5:
Class E, 5.6829% 11/15/44 (b)(e)	903,000	903,087
Class F, 5.25% 11/15/44 (b)(e)	2,000,000	1,838,932
Class G, 5.25% 11/15/44 (b)(e)	1,000,000	889,176
Series 2012-C7 Class D, 4.8028% 6/15/45 (b)(e)(f)	620,000	258,560
Series 2012-C8 Class E, 4.8829% 8/15/45 (b)(e)	557,000	548,059
Series 2013-C11:
Class D, 4.2394% 3/15/45 (b)(e)	65,000	64,120
Class E, 4.2394% 3/15/45 (b)(e)	53,000	48,267
Series 2013-C13 Class D, 4.139% 5/15/45 (b)(e)	45,000	44,311
Series 2013-C16 Class D, 5.0018% 9/15/46 (b)(e)	715,000	687,355
Series 2013-UBS1 Class D, 5.0394% 3/15/46 (b)(e)	910,000	954,226
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(e)	1,168,000	1,024,191
Class PR2, 3.516% 6/5/35 (b)(e)	459,000	367,483
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $222,027,589)		217,073,010

Bank Loan Obligations - 3.6%
	Principal Amount (d)	Value ($)
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.84% 4/11/25 (b)(c)(i)	4,305,944	4,269,172
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 1.0%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/6/28 (b)(c)(i)	2,560,000	2,556,800
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (b)(c)(i)	630,000	630,000
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.837% 12/22/24 (b)(c)(i)	1,478,175	1,470,637
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.087% 11/30/23 (b)(c)(i)	1,306,571	1,303,474
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (b)(c)(i)	670,000	671,173
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(c)(i)	3,857,525	3,760,701
		10,392,785
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (b)(c)(i)	1,451,250	1,255,941
Oil, Gas & Consumable Fuels - 0.3%
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (b)(c)(i)	3,318,000	3,316,606
TOTAL ENERGY		4,572,547
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
Agellan Portfolio 9% 8/7/25 (b)(f)(i)	1,217,000	1,241,340
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (b)(c)(f)(i)	5,360,000	5,373,400
		6,614,740
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.350% 10/15/28 (b)(c)(f)(i)(j)	65,000	64,838
TOTAL FINANCIALS		6,679,578
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.087% 8/4/28 (b)(c)(i)	1,285,000	1,276,737
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(c)(i)	876,159	874,591
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8328% 6/28/23 (b)(c)(i)	2,653,869	2,647,234
Real Estate Management & Development - 0.6%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (b)(c)(f)(i)	1,010,085	1,010,085
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.837% 8/21/25 (b)(c)(i)	4,676,691	4,640,634
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(i)	1,033,369	908,931
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(i)	58,284	51,265
		6,610,915
TOTAL REAL ESTATE		9,258,149
TOTAL BANK LOAN OBLIGATIONS (Cost $37,627,917)		37,323,559

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (k) (Cost $24,713,947)	24,711,707	24,716,649

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $949,443,233)	1,035,667,877
NET OTHER ASSETS (LIABILITIES) - 0.1%	720,447
NET ASSETS - 100.0%	1,036,388,324

Legend

(a)	Non-income producing
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,225,911 or 29.0% of net assets.

(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	44,412,278	59,400,271	79,095,900	6,034	-	-	24,716,649	0.0%
Total	44,412,278	59,400,271	79,095,900	6,034	-	-	24,716,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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